Note 8. Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Historical Valuation Allowance on Net Deferred Tax Benefits	100.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,000	$ (294,000)	$ 0
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	5,502,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	5,608,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 136,000	$ 136,000	$ 136,000